DREYFUS RESEARCH GROWTH FUND INC (Prospectus Summary): | DREYFUS RESEARCH GROWTH FUND INC
Dreyfus Research Growth Fund, Inc.

August 17, 2011

Dreyfus Research Growth Fund, Inc.

Supplement to Prospectus

dated July 1, 2011

The following information supersedes and replaces any contrary information contained in the section of the fund's Prospectus entitled "Fund Summary – Fees and Expenses":

Effective August 17, 2011, The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until July 1, 2012, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.88%.